Fair Value Measurements (Level 3 Quantitative Information) (Details) - Level 3 - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2012
Mortgage servicing rights | Weighted Average
Fair Value Inputs [Abstract]
Discount rate (percent)		8.20%	8.90%	7.70%
Prepay rate (percent)	15.70%	12.60%	15.00%	11.90%
Recurring
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items] [Line Items]
Fair value assets with unobservable inputs	$ 374	$ 402	$ 545	$ 505	$ 383	$ 519	$ 558	$ 809
Fair value liabilities with unobservable inputs		(84)	(166)	(199)		(116)	(120)	(19)
Recurring | Rate lock commitments
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items] [Line Items]
Fair value assets with unobservable inputs	63	26	31	10	82	44	30	86
Recurring | Consensus pricing | Rate lock commitments
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items] [Line Items]
Fair value assets with unobservable inputs	$ 63	$ 26
Recurring | Consensus pricing | Minimum | Rate lock commitments
Fair Value Inputs [Abstract]
Original pull-through rate	66.60%	67.60%
Recurring | Consensus pricing | Maximum | Rate lock commitments
Fair Value Inputs [Abstract]
Original pull-through rate	99.90%	101.50%
Recurring | Consensus pricing | Weighted Average | Rate lock commitments
Fair Value Inputs [Abstract]
Original pull-through rate	83.30%	84.60%
Recurring | Rate lock commitments | Consensus pricing
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items] [Line Items]
Fair value liabilities with unobservable inputs		$ 26	$ 31
Recurring | Rate lock commitments | Consensus pricing | Minimum
Fair Value Inputs [Abstract]
Original pull-through rate		67.60%	66.20%
Recurring | Rate lock commitments | Consensus pricing | Maximum
Fair Value Inputs [Abstract]
Original pull-through rate		101.50%	99.30%
Recurring | Rate lock commitments | Consensus pricing | Weighted Average
Fair Value Inputs [Abstract]
Original pull-through rate		84.60%	82.70%
Recurring | Long-term debt | Discounted cash flows
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items] [Line Items]
Fair value liabilities with unobservable inputs			$ (84)
Recurring | Long-term debt | Discounted cash flows | Minimum
Fair Value Inputs [Abstract]
Discount rate (percent)			6.40%
Prepay rate (percent)			16.00%
Weighted average life (in years)			6 months
Recurring | Long-term debt | Discounted cash flows | Maximum
Fair Value Inputs [Abstract]
Discount rate (percent)			9.60%
Prepay rate (percent)			24.00%
Weighted average life (in years)			8 months 12 days
Recurring | Long-term debt | Discounted cash flows | Weighted Average
Fair Value Inputs [Abstract]
Discount rate (percent)			8.00%
Prepay rate (percent)			20.00%
Weighted average life (in years)			7 months 12 days
Recurring | DOJ litigation settlement
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items] [Line Items]
Fair value liabilities with unobservable inputs	$ (60)	$ (84)	$ (82)	(93)	(84)	(84)	(84)	(19)
Recurring | DOJ litigation settlement | Discounted cash flows
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items] [Line Items]
Fair value liabilities with unobservable inputs	$ (60)	$ (84)	$ (82)
Fair Value Inputs [Abstract]
Discount rate (percent)		7.20%	8.70%
Recurring | DOJ litigation settlement | Discounted cash flows | Minimum
Fair Value Inputs [Abstract]
Discount rate (percent)	5.70%	4.90%	6.40%
Recurring | DOJ litigation settlement | Discounted cash flows | Maximum
Fair Value Inputs [Abstract]
Discount rate (percent)	8.50%	9.50%	11.00%
Recurring | DOJ litigation settlement | Discounted cash flows | Weighted Average
Fair Value Inputs [Abstract]
Discount rate (percent)	7.10%	7.20%	8.70%
Recurring | Second mortgage
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items] [Line Items]
Fair value assets with unobservable inputs	$ 41	$ 42	$ 53	65	38	45	48	0
Recurring | Second mortgage | Discounted cash flows
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items] [Line Items]
Fair value assets with unobservable inputs	$ 41	$ 42	$ 53
Recurring | Second mortgage | Discounted cash flows | Minimum
Fair Value Inputs [Abstract]
Discount rate (percent)	8.00%	7.20%	7.20%
Prepay rate (percent)	10.90%	13.50%	11.30%
CDR rate (percent)	2.70%	2.60%	2.40%
Recurring | Second mortgage | Discounted cash flows | Maximum
Fair Value Inputs [Abstract]
Discount rate (percent)	12.00%	10.80%	10.80%
Prepay rate (percent)	16.40%	20.20%	17.00%
CDR rate (percent)	4.10%	4.00%	3.60%
Recurring | Second mortgage | Discounted cash flows | Weighted Average
Fair Value Inputs [Abstract]
Discount rate (percent)	10.00%	9.00%	9.00%
Prepay rate (percent)	13.60%	16.90%	14.20%
CDR rate (percent)	3.40%	3.30%	3.00%
Recurring | HELOC loans | Discounted cash flows
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items] [Line Items]
Fair value assets with unobservable inputs	$ 31	$ 64	$ 132
Recurring | HELOC loans | Discounted cash flows | Minimum
Fair Value Inputs [Abstract]
Discount rate (percent)	6.60%	6.80%	8.00%
Prepay rate (percent)			7.20%
CDR rate (percent)			6.60%
Loss severity rate (percent)			60.20%
Recurring | HELOC loans | Discounted cash flows | Maximum
Fair Value Inputs [Abstract]
Discount rate (percent)	9.90%	10.10%	12.00%
Prepay rate (percent)			10.80%
CDR rate (percent)			9.90%
Loss severity rate (percent)			90.20%
Recurring | HELOC loans | Discounted cash flows | Weighted Average
Fair Value Inputs [Abstract]
Discount rate (percent)	8.20%	8.40%	10.00%
Prepay rate (percent)			9.00%
CDR rate (percent)			8.30%
Loss severity rate (percent)			75.20%
Recurring | Mortgage servicing rights
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items] [Line Items]
Fair value assets with unobservable inputs	$ 302	$ 296	$ 258	$ 285	$ 301	$ 294	$ 317	$ 711
Recurring | Mortgage servicing rights | Discounted cash flows
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items] [Line Items]
Fair value assets with unobservable inputs	$ 302	$ 296	$ 258
Recurring | Mortgage servicing rights | Discounted cash flows | Minimum
Fair Value Inputs [Abstract]
Discount rate (percent)	7.40%	6.60%	7.10%
Prepay rate (percent)	12.80%	10.30%	12.20%
Weighted average cost to service per loan	$ 57	$ 57	$ 67
Recurring | Mortgage servicing rights | Discounted cash flows | Maximum
Fair Value Inputs [Abstract]
Discount rate (percent)	11.00%	9.90%	10.70%
Prepay rate (percent)	18.50%	14.80%	17.10%
Weighted average cost to service per loan	$ 85	$ 86	$ 88
Recurring | Mortgage servicing rights | Discounted cash flows | Weighted Average
Fair Value Inputs [Abstract]
Discount rate (percent)	9.20%	8.20%	8.90%
Prepay rate (percent)	15.70%	12.60%	15.00%
Weighted average cost to service per loan	$ 71	$ 72	$ 78